Net Income Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Net Income Per Share
Net Income Per Share

Note 5: Net Income Per Share

Computation of net income per share is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012

Net income attributable to SMTP.com	$319,587	$313,854	$930,593	$758,910

Basic weighted average common shares outstanding	15,130,162	14,707,250	14,931,366	14,297,562
Add incremental shares for:
Warrants	26,450	-	53,228	-
Stock options	543,352	551,593	554,058	598,986
Diluted weighted average common shares outstanding	15,699,964	15,258,843	15,538,652	14,896,548

Net income per share:
Basic	$0.02	$0.02	$0.06	$0.05
Diluted	$0.02	$0.02	$0.06	$0.05

Note 4: Net Income Per Share

Computation of net income per share is as follows:

	Year Ended December 31,
	2012	2011

Net income attributable to SMTP.com	$1,069,607	$905,632

Basic weighted average common shares outstanding	14,412,183	13,773,566
Add incremental shares for:
Warrants	63,840	423,085
Stock options	135,526	957,613
Diluted weighted average common shares outstanding	14,611,549	15,154,264

Net income per share:
Basic	$0.07	$0.07
Diluted	$0.07	$0.06